CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings	Accumulated Other Comprehensive (Loss) Income	Noncontrolling Interest	Total
BALANCE at Dec. 31, 2017	$ 65,000	$ 50,159,000	$ 40,922,000	$ (7,331,000)		$ 83,815,000
BALANCE, shares at Dec. 31, 2017	16,164,855
Shares issued for equity compensation plan (restated)	$ 7,000	526,000	0	0	$ 0	533,000
Shares issued for equity compensation plan (restated), shares	1,680,000
Shares issued on exercise of Warrants	$ 1,000	174,000	0	0	0	175,000
Shares issued on exercise of Warrants, shares	174,903
Shares issued on acquisition of subsidiaries	$ 27,000	8,161,000	0	0	0	8,188,000
Shares issued on acquisition of subsidiaries, shares	6,824,272
Equity component of the 2018 Notes (note 18)		5,306,000				5,306,000
Shares issued on rights offering	$ 202,000	49,789,000				49,991,000
Shares issued on rights offering, shares	50,663,270
Realization of foreign currency translation loss relating to disposal of a subsidiary			(7,422,000)	7,422,000
Disposal of partial interest in subsidiaries without losing control		1,072,000			38,797,000	39,869,000
Net loss			(12,372,000)		(8,692,000)	(21,064,000)
Foreign currency translation adjustment	$ 0	0	0	(100,000)	0	(100,000)
BALANCE at Dec. 31, 2018	$ 302,000	115,187,000	21,128,000	(9,000)	30,105,000	166,713,000
BALANCE, shares at Dec. 31, 2018	75,507,300
Shares issued for equity compensation plan (restated)		600,000				600,000
Shares issued on acquisition of subsidiaries	$ 18,000	5,224,000				5,242,000
Shares issued on acquisition of subsidiaries, shares	4,519,347
Equity component of the 2018 Notes (note 18)		(3,480,000)				(3,480,000)
Realization of foreign currency translation loss relating to disposal of a subsidiary	$ 0	0	2,000	(2,000)	0	0
Disposal of interest in a subsidiary	0	(588,000)	588,000	0	(12,252,000)	(12,252,000)
Net loss	0	0	(19,402,000)	0	(17,657,000)	(37,059,000)
Foreign currency translation adjustment	0	0	0	1,000	0	1,000
BALANCE at Dec. 31, 2019	$ 320,000	116,943,000	2,316,000	(10,000)	196,000	119,765,000
BALANCE, shares at Dec. 31, 2019	80,026,647
Shares issued for equity compensation plan (restated)	$ 1,000	679,000				680,000
Shares issued for equity compensation plan (restated), shares	80,000
Shares issued on acquisition of subsidiaries	$ 66,000	14,595,000				14,660,000
Shares issued on acquisition of subsidiaries, shares	16,551,581
Shares issued on placement financing	$ 18,000	3,582,000				3,600,000
Shares issued on placement financing, shares	4,500,000
Equity component of the 2018 Notes (note 18)		31,000				31,000
Realization of foreign currency translation loss relating to disposal of a subsidiary			(1,000)	1,000
Disposal of interest in a subsidiary		(483,000)	483,000		$ (196,000)	(196,000)
Net loss			(67,918,000)			(67,918,000)
Foreign currency translation adjustment				4,000		4,000
BALANCE at Dec. 31, 2020	$ 405,000	$ 135,347,000	$ (64,120,000)	$ (5,000)		$ 70,627,000
BALANCE, shares at Dec. 31, 2020	101,158,228